UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices)(Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of agent for service)

Registrant’s telephone number, including area code: 510.522.9600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

12.31.2016

Semi-Annual Report

MENU
TOFR

USCF

INVEST IN WHAT'S **REAL**

USCF Restaurant Leaders Fund | NYSE: MENU

Stock Split Index Fund | NYSE: TOFR

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN STOCK SPLIT INDEX FUND (TOFR), THE 2 FOR 1 INDEX®1 AND S&P 500 INDEX®2 FROM SEPTEMBER 15, 2014 (INCEPTION DATE)* TO DECEMBER 31, 2016.

The following graph depicts the performance of Stock Split Index Fund (net asset value and market value) vs. the 2 For 1 Index®1 and S&P 500 Index®2

			Annualized
			Since
			Inception
	6 Months	One Year	Return
	Return	Return	(9/15/2014)
Stock Split Index Fund (NAV)	10.24%	15.33%	8.97%
Stock Split Index Fund (Market)	14.68%	15.14%	9.20%
2 For 1 Index®1	10.64%	16.04%	9.62%
S&P 500 Index®2	7.83%	11.98%	7.70%

*	The inception date is the date the first shares were purchased to meet the outstanding shares required for listing on the NYSE Arca, Inc. TOFR was listed on the NYSE Arca, Inc. on September 16, 2014.

[1]	The 2 For 1 Index is an equally-weighted index, rebalanced monthly, comprised of companies listed on a U.S. stock exchange, such as the New York Stock Exchange (“NYSE”) and NASDAQ Global Market, that have recently undergone a stock split of two new shares for every one existing share (or, in some cases, an exchange ratio of greater than two shares for one share). Under normal market circumstances, the index will consist of 30 stocks. You cannot directly invest in an index.

[2]	The Standard & Poor’s (S&P) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the index proportionate to its market value. You cannot directly invest in an index.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Performance figures for TOFR reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return for TOFR would have been lower. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

2	Semi-Annual Report December 31, 2016

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN USCF RESTAURANT LEADERS FUND (MENU), THE RESTAURANT LEADERS INDXX INDEX1, S&P 500 INDEX®2 AND S&P 500 RESTAURANTS INDEX®3 FROM NOVEMBER 8, 2016 (INCEPTION DATE)* TO DECEMBER 31, 2016.

The following graph depicts the performance of USCF Restaurant Leaders Fund (net asset value and market value) vs. the Restaurant Leaders INDXX Index1, S&P 500 Index®2 and S&P 500 Restaurants Index®3

Since
Inception
Return (11/8/2016)
USCF Restaurant Leaders Fund (NAV)	9.39%
USCF Restaurant Leaders Fund (Market)	9.57%
Restaurant Leaders INDXX Index[1]	9.62%
S&P 500 INDEX®2	4.99%
S&P 500 Restaurants Index®3	4.71%

*	The inception date is the date the first shares were purchased to meet the outstanding shares required for listing on the NYSE Arca, Inc. MENU was listed on the NYSE Arca, Inc. on November 9, 2016.

[1]	The Restaurant Leaders INDXX Index is composed of the common stock of U.S. and international restaurant companies (“Restaurant Companies”). A Restaurant Company is a company that derives a majority of its revenue from serving food and/or beverages directly to customers. The index seeks to include the “leaders” among Restaurant Companies by using a proprietary smart beta four-step selection process that includes two quantitative screens and two dynamic screens to identify Restaurant Companies that are outperforming or expected to outperform their industry peers. You cannot directly invest in an index.

[2]	The Standard & Poor’s (S&P) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the index proportionate to its market value. You cannot directly invest in an index.

[3]	The Standard & Poor’s (S&P) 500 Restaurants Index is composed of select industry indices designed to measure the performance of narrow GICS® sub-industries. The index comprises stocks in the S&P Total Market Index that are classified in the GICS restaurant sub-industry. You cannot directly invest in an index.

3

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Performance figures for MENU reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return for MENU would have been lower. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

4	Semi-Annual Report December 31, 2016

DISCLOSURE OF FUND EXPENSES (unaudited)

As a shareholder of the Stock Split Index Fund or the USCF Restaurant Leaders Fund (each a “Fund” and collectively, the “Funds”), each a series of the USCF ETF Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of your Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016* until December 31, 2016.

Actual Return. The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not representative of the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Funds and other exchange traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses Paid During the Period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

5

DISCLOSURE OF FUND EXPENSES (unaudited) (continued)

USCF ETF TRUST

		Actual	Hypothetical	Actual
	Beginning	Ending	Ending	Expenses		Hypothetical
	Account Value	Account Value	Account Value	Paid During the		Expenses Paid During		Annualized Expense
Fund	7/1/16*	12/31/16	12/31/16	Period		the Period		Ratio
Stock Split
Index Fund	$1,000.00	$1,102.40	$1,127.13	$2.91	(a)	$2.95	(a)	0.55%
USCF Restaurant
Leaders Fund	1,000.00	1,093.90	1,100.94	1.01	(b)	1.01	(b)	0.65%

*	USCF Restaurant Leaders Fund’s inception date, November 8, 2016.
(a)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).
(b)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (54 days) in the most recent fiscal period, then divided by 365 (to reflect the fiscal period).

6	Semi-Annual Report December 31, 2016

USCF ETF TRUST – STOCK SPLIT INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2016 (unaudited)

	% of Total
	Net Assets	Shares	Market Value
Common Stocks	99.9%
Auto Components	6.5%
Gentex Corp./MI	3.3%	6,525	$128,477
Magna International, Inc.	3.2%	2,917	126,598
			255,075
Banks	10.0%
First Business Financial Services, Inc.	3.3%	5,501	130,484
Home BancShares, Inc./AR	3.4%	4,741	131,658
Lakeland Financial Corp.	3.3%	2,771	131,234
			393,376
Capital Markets	3.3%
Intercontinental Exchange, Inc.	3.3%	2,262	127,622

Chemicals	7.0%
CF Industries Holdings, Inc.	3.7%	4,610	145,123
PPG Industries, Inc.	3.3%	1,356	128,494
			273,617
Diversified Telecommunication Services	3.4%
Nippon Telegraph & Telephone Corp. ADR	3.4%	3,126	131,511

Electric Utilities	3.3%
Alliant Energy Corp.	3.3%	3,453	130,834

Electronic Equipment, Instruments & Components	6.5%
Amphenol Corp. - Class A	3.3%	1,918	128,889
Badger Meter, Inc	3.2%	3,423	126,480
			255,369
Food Products	10.1%
Cal-Maine Foods, Inc.	3.4%	3,030	133,850
Hain Celestial Group, Inc. (The)(a)	3.3%	3,312	129,267
Hormel Foods Corp.	3.4%	3,750	130,538
			393,655
Gas Utilities	3.2%
New Jersey Resources Corp.	3.2%	3,525	125,138

Health Care Providers & Services	3.3%
Ensign Group, Inc. (The)	3.3%	5,743	127,552

The accompanying notes are an integral part of the financial statements.

7

USCF ETF TRUST – STOCK SPLIT INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2016 (unaudited) (continued)

	% of Total
	Net Assets	Shares	Market Value
Hotels, Restaurants & Leisure	3.2%
Starbucks Corp.	3.2%	2,262	$125,586

Household Products	3.3%
Church & Dwight Co., Inc.	3.3%	2,922	129,123

Insurance	10.1%
Allied World Assurance Co. Holdings AG	3.5%	2,520	135,349
AmTrust Financial Services, Inc.	3.3%	4,655	127,454
Navigators Group, Inc. (The)	3.3%	1,110	130,703
			393,506
Machinery	3.3%
Toro Co. (The)	3.3%	2,349	131,427

Pharmaceuticals, Biotechnology & Life Sciences	3.4%
AstraZeneca PLC ADR	3.4%	4,840	132,229

Professional Services	3.3%
Exponent, Inc.	3.3%	2,142	129,163

Road & Rail	3.3%
Union Pacific Corp.	3.3%	1,261	130,740

Software	3.4%
Open Text Corp.	3.4%	2,129	131,593

Technology Hardware, Storage & Peripherals	3.3%
Apple, Inc	3.3%	1,118	129,487

Textiles, Apparel & Luxury Goods	6.7%
Columbia Sportswear Co.	3.4%	2,251	131,233
NIKE, Inc. - Class B	3.3%	2,565	130,379
			261,612
Total Common Stocks
(Cost $3,828,351)	99.9%		3,908,215

The accompanying notes are an integral part of the financial statements.

8	Semi-Annual Report December 31, 2016

USCF ETF TRUST – STOCK SPLIT INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2016 (unaudited) (continued)

	% of Total Net Assets		Face Amount	Market Value
Short-Term Investment	0.0	%*
Time Deposit	0.0	%*
Brown Brothers Harriman & Co., 0.26% due 01/03/2017	0.0	%*	$1,252	$1,252
Total Short-Term Investment
(Cost $1,252)	0.0	%*		1,252
Total Investments
(Cost $3,829,603)(b)	99.9%			3,909,467
Other Assets in Excess of Liabilities	0.1%			2,074
Total Net Assets	100.0%			$3,911,541

ADR – American Depositary Receipts

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $3,829,603. The net unrealized appreciation was $79,864 which consisted of aggregate gross unrealized appreciation of $282,283 and aggregate gross unrealized depreciation of $202,419.

Summary of Investments by Country^
United States	83.1%
Canada	6.6
Switzerland	3.5
United Kingdom	3.4
Japan	3.4
Short-Term Investment	0.0 *
100.0%

Summary of Investments by Sector^
Financials	23.5%
Consumer Discretionary	16.4
Consumer Staples	13.4
Information Technology	13.2
Industrials	9.9
Materials	7.0
Health Care	6.7
Utilities	6.5
Telecommunication Services	3.4
Short-Term Investment	0.0 *
100.0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.
*	Position represents less than 0.05%.

The accompanying notes are an integral part of the financial statements.

9

USCF ETF TRUST – USCF RESTAURANT LEADERS FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2016 (unaudited)

	% of Total
	Net Assets	Shares	Market Value
Common Stocks	99.8%
Hotels, Restaurants & Leisure	99.8%
Arcos Dorados Holdings, Inc. - Class A(a)	3.2%	9,881	$53,357
Bloomin’ Brands, Inc.	2.1%	1,981	35,717
Bob Evans Farms, Inc.	2.2%	684	36,396
Bojangles’, Inc.(a)	3.1%	2,805	52,313
Brinker International, Inc.	2.1%	718	35,563
Buffalo Wild Wings, Inc.(a).	2.1%	228	35,203
Carrols Restaurant Group, Inc.(a)	3.4%	3,701	56,440
Cheesecake Factory, Inc. (The)	2.1%	591	35,389
Chipotle Mexican Grill, Inc. - Class A(a)	4.2%	184	69,427
Cracker Barrel Old Country Store, Inc.	2.1%	213	35,567
Darden Restaurants, Inc.	2.1%	486	35,342
Dave & Buster’s Entertainment, Inc.(a).	2.2%	647	36,426
Del Frisco’s Restaurant Group, Inc.(a)	2.0%	2,026	34,442
Del Taco Restaurants, Inc.(a)	3.2%	3,722	52,555
Denny’s Corp.(a).	2.2%	2,818	36,155
DineEquity, Inc.	2.1%	459	35,343
Domino’s Pizza, Inc.	3.2%	334	53,186
Dunkin’ Brands Group, Inc.	3.1%	997	52,283
El Pollo Loco Holdings, Inc.(a)	3.1%	4,257	52,361
Fiesta Restaurant Group, Inc.(a)	3.3%	1,829	54,596
Jack in the Box, Inc.	3.2%	484	54,034
McDonald’s Corp.	4.2%	581	70,719
Panera Bread Co. - Class A(a)	3.2%	256	52,503
Papa John’s International, Inc.	3.2%	616	52,717
Popeyes Louisiana Kitchen, Inc.(a)	3.2%	883	53,404
Potbelly Corp.(a)	3.1%	3,960	51,084
Restaurant Brands International, Inc.	4.3%	1,501	71,538
Ruth’s Hospitality Group, Inc.	2.2%	1,998	36,563
Shake Shack, Inc. - Class A(a)	3.1%	1,460	52,253
Starbucks Corp.	4.2%	1,259	69,900
Texas Roadhouse, Inc. - Class A	2.1%	742	35,794
Wendy’s Co. (The).	3.2%	3,911	52,877
Wingstop, Inc.	3.2%	1,825	54,002
Yum! Brands, Inc.	4.3%	1,122	71,056
			1,666,505
Total Common Stocks
(Cost $1,550,800)	99.8%		1,666,505

The accompanying notes are an integral part of the financial statements.

10	Semi-Annual Report December 31, 2016

USCF ETF TRUST – USCF RESTAURANT LEADERS FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2016 (unaudited) (continued)

	% of Total Net Assets	Face Amount	Market Value
Short-Term Investment	0.1%
Time Deposit	0.1%
Brown Brothers Harriman & Co., 0.26% due 01/03/2017	0.1%	$1,835	$1,835
Total Short-Term Investment
(Cost $1,835)	0.1%		1,835
Total Investments
(Cost $1,552,635)(b)	99.9%		1,668,340
Other Assets in Excess of Liabilities	0.1%		1,332
Total Net Assets	100.0%		$1,669,672

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $1,552,635. The net unrealized appreciation was $115,705 which consisted of aggregate gross unrealized appreciation of $124,860 and aggregate gross unrealized depreciation of $9,155.

Summary of Investments by Country^
United States	92.4%
Canada	4.3
Uruguay	3.2
Short-Term Investment	0.1
100.0%
Summary of Investments by Sector^
Consumer Discretionary	99.9%
Short-Term Investment	0.1
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

11

USCF ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2016 (unaudited)

	Stock Split Index Fund	USCF Restaurant Leaders Fund
Assets:
Investments, at Market Value	$3,909,467	$1,668,340
Receivables:
From Manager	61,863	36,201
Investments Sold	—	224,249
Dividends	3,419	615
Total Assets	3,974,749	1,929,405
Liabilities:
Payables:
Investments Purchased	—	222,588
Accrued Management Fees	1,873	944
Accrued Administrative Agency Fees	36,004	18,651
Accrued Miscellaneous Expenses	25,331	17,550
Total Liabilities	63,208	259,733
Total Net Assets	$3,911,541	$1,669,672
Net Assets Consist of:
Capital Paid In	$3,829,398	$1,528,320
Accumulated Undistributed Net Investment Income (Loss)	(81)	(364)
Accumulated Net Realized Gain (Loss) on Investments	2,360	26,011
Net Unrealized Appreciation (Depreciation) on Investments	79,864	115,705
Total Net Assets	$3,911,541	$1,669,672
Net Asset Value Per Share
Total Net Assets	$3,911,541	$1,669,672
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	240,000	100,002
Net Asset Value	$16.30	$16.70
Investments, at cost	$3,829,603	$1,552,635

The accompanying notes are an integral part of the financial statements.

12	Semi-Annual Report December 31, 2016

USCF ETF TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2016 (unaudited)

	Stock Split	USCF Restaurant
	Index Fund	Leaders Fund*
Investment Income:
Dividend Income (less net foreign withholding tax $967 and $38, respectively)	$34,998	$2,777
Interest Income	15	—
Total Investment Income	35,013	2,777
Expenses:
Management Fees	10,612	1,616
Administrative Agency Fees	55,494	18,651
Trustees Fees	22,748	2,280
Professional Fees	24,568	7,250
Shareholder Reporting Fees	12,131	2,720
Miscellaneous Expenses	7,733	5,300
Total Expenses	133,286	37,817
Less Fees Waived (Note 3)	(122,674)	(36,201)
Net Expenses	10,612	1,616
Net Investment Income (Loss)	24,401	1,161
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	40,410	26,011
Net Change in Unrealized Appreciation (Depreciation) on Investments	315,382	115,705
Net Change in Realized and Unrealized Gain (Loss) on Investments	355,792	141,716
Net Increase (Decrease) in Net Assets Resulting from Operations	$380,193	$142,877

* Inception Date, November 8, 2016.

The accompanying notes are an integral part of the financial statements.

13

USCF ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Stock Split Index Fund
	For the Six
	Months Ended	For the Year
	December 31, 2016	Ended June 30,
	(unaudited)	2016
Operations:
Net Investment Income (Loss)	$24,401	$69,661
Net Realized Gain (Loss) on Investments	40,410	379,793
Net Change in Unrealized Appreciation (Depreciation) on Investments	315,382	(444,955)
Net Increase (Decrease) in Net Assets Resulting from Operations	380,193	4,499
Distributions to Shareholders from:
Net Investment Income	(41,765)	(69,512)
Capital Gains	(143,399)	(204,237)
Total Distributions to Shareholders	(185,164)	(273,749)
Shareholder Transactions:
Proceeds from Shares Sold	—	642,593
Shares Issued as Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	(1,533,850)
Net Increase (Decrease) in Net Assets from Shares Transactions	—	(891,257)
Net Increase (Decrease) in Net Assets	195,029	(1,160,507)
Net Assets:
Beginning of Period	3,716,512	4,877,019
End of Period[1]	$3,911,541	$3,716,512
[1] Includes Accumulated Undistributed Net Investment Income (Loss) of:	$(81)	$17,283
Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	240,000	300,000
Shares Issued	—	40,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	—	(100,000)
Shares Outstanding, End of Period	240,000	240,000

The accompanying notes are an integral part of the financial statements.

14	Semi-Annual Report December 31, 2016

USCF ETF TRUST
STATEMENT OF CHANGES IN NET ASSETS

USCF
Restaurant Leaders Fund
For the Period Ended
December 31, 2016*
(unaudited)
Operations:
Net Investment Income (Loss)	$1,161
Net Realized Gain (Loss) on Investments	26,011
Net Change in Unrealized Appreciation (Depreciation) on Investments	115,705
Net Increase (Decrease) in Net Assets Resulting from Operations	142,877
Distributions to Shareholders from:
Net Investment Income	(1,525)
Capital Gains	—
Total Distributions to Shareholders	(1,525)
Shareholder Transactions:
Proceeds from Shares Sold	1,528,320
Shares Issued as Reinvestment of Dividends and Distributions	—
Cost of Shares Redeemed	—
Net Increase (Decrease) in Net Assets from Shares Transactions	1,528,320
Net Increase (Decrease) in Net Assets	1,669,672
Net Assets:
Beginning of Period	—
End of Period[1]	$1,669,672
[1]Includes Accumulated Undistributed Net Investment Income (Loss) of:	$(364)
Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,002 *
Shares Issued	—
Shares Issued in Reinvestment of Dividends and Distributions	—
Shares Redeemed	—
Shares Outstanding, End of Period	100,002

* Inception Date, November 8, 2016.

The accompanying notes are an integral part of the financial statements.

15

USCF ETF TRUST
STOCK SPLIT INDEX FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING
THROUGHOUT THE PERIOD INDICTED:

	For the Six Months
	Ended	For the Year	For the Period
	December 31, 2016	Ended	Ended
	(unaudited)	June 30, 2016	June 30, 2015*
Net Asset Value, Beginning of Period	$15.49	$16.26	$15.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a).	0.10	0.23	0.23
Net Realized and Unrealized Gain (Loss)	1.60	(0.18)	1.25
Total Income (Loss) from Operations	1.70	0.05	1.48
Less Distributions From:
Net Investment Income	(0.29)	(0.22)	(0.22)
Capital Gains	(0.60)	(0.60)	—
Total Distributions	(0.89)	(0.82)	(0.22)
Net Asset Value, End of Period	$16.30	$15.49	$16.26
Total Return(b)	10.24%	0.53%	9.88%
Net Assets, End of Period (thousands)	$3,912	$3,717	$4,877
Ratios of Average Net Assets:
Gross Expenses	6.91%**	6.22%	4.66%**
Net Expenses	0.55%**	0.55%	0.55%**
Net Investment Income (Loss)	1.26%**	1.47%	1.87%**
Portfolio Turnover Rate(c)	33%	60%	57%

*	Inception Date, September 15, 2014.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

16	Semi-Annual Report December 31, 2016

USCF ETF TRUST
USCF RESTAURANT LEADERS FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING
THROUGHOUT THE PERIOD INDICTED:

For the Period Ended
December 31, 2016*
(unaudited)
Net Asset Value, Beginning of Period	$15.28
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.01
Net Realized and Unrealized Gain (Loss)	1.43
Total Income (Loss) from Operations	1.44
Less Distributions From:
Net Investment Income	(0.02)
Capital Gains	—
Total Distributions	(0.02)
Net Asset Value, End of Period	$16.70
Total Return(b)	9.39%
Net Assets, End of Period (thousands)	$1,670
Ratios of Average Net Assets:
Gross Expenses	15.21%**
Net Expenses	0.65%**
Net Investment Income (Loss)	0.47%**
Portfolio Turnover Rate(c)	13%

*	Inception Date, November 8, 2016.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

17

USCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2016 (unaudited)

1) ORGANIZATION

USCF ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013. The Trust is authorized to have multiple series or portfolios, and may establish additional series or portfolios in the future. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds issue shares of beneficial interest with $0.001 par value.

The Trust currently consists of two investment portfolios: the Stock Split Index Fund and the USCF Restaurant Leaders Fund (each a “Fund” and collectively, the “Funds”). The Funds are exchange-traded funds (“ETFs”) that seek to track the price and yield performance, before fees and expenses, of an index. The Stock Split Index Fund tracks the performance of the 2 For 1 Index® and the USCF Restaurant Leaders Fund tracks the performance of the Restaurant Leaders INDXX Index (each an “Index” and together, the “Indices”). The Funds employ a “passive management” – or indexing – investment approach designed to track the performance of the Indices. Each Fund generally uses a replication strategy to achieve its investment objective, meaning it generally will invest in substantially all of the securities in the Index in approximately the same proportion as the Index. Under normal market conditions, the Funds generally invest substantially all, but at least 80% of the Funds’ total assets in the securities comprising the Funds’ respective Indices. In addition, the Funds may invest in cash and cash equivalents or money market instruments. The Stock Split Index Fund and the USCF Restaurant Leaders Fund commenced operations on September 15, 2014 and November 8, 2016, respectively. The Funds were listed on the NYSE Arca, Inc. (“NYSE Arca”) on September 16, 2014 and November 9, 2016, respectively.

2) SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

18	Semi-Annual Report December 31, 2016

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Funds are investment companies and follow the accounting and reporting guidance in FASB Topic 946.

Security Valuation

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (“NYSE”). If on a particular day an exchange-listed security does not trade, then the mean between the closing bids and asked prices will be used. In the case of securities listed on more than one national securities exchange, the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be/is used. If there were no sales on that exchange, the last quoted sale on the other exchange will be/is used.

For securities that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or NASDAQ Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the dates the transactions are entered, which is the trade date.

Fair Value Measurement

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

19

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at December 31, 2016 for the Funds, using the fair value hierarchy:

Stock Split Index Fund

Investments, at value	Total	Level 1	Level 2	Level 3
Common Stocks:
Auto Components	$255,075	$255,075	$—	$—
Banks	393,376	393,376	—	—
Capital Markets	127,622	127,622	—	—
Chemicals	273,617	273,617	—	—
Diversified Telecommunication Services	131,511	131,511	—	—
Electric Utilities	130,834	130,834	—	—
Electronic Equipment, Instruments & Components	255,369	255,369	—	—
Food Products	393,655	393,655	—	—
Gas Utilities	125,138	125,138	—	—
Health Care Providers & Services	127,552	127,552	—	—
Hotels, Restaurants & Leisure	125,586	125,586	—	—
Household Products.	129,123	129,123	—	—
Insurance	393,506	393,506	—	—
Machinery	131,427	131,427	—	—

20	Semi-Annual Report December 31, 2016

Investments, at value	Total	Level 1	Level 2	Level 3
Pharmaceuticals, Biotechnology & Life Sciences	$132,229	$132,229	$—	$—
Professional Services	129,163	129,163	—	—
Road & Rail	130,740	130,740	—	—
Software	131,593	131,593	—	—
Technology Hardware, Storage & Peripherals	129,487	129,487	—	—
Textiles, Apparel & Luxury Goods	261,612	261,612	—	—
Short-Term Investment:
Time Deposit	1,252	—	1,252	—
Total Investments, at value	$3,909,467	$3,908,215	$1,252	$—

USCF Restaurant Leaders Fund

Investments, at value	Total	Level 1	Level 2	Level 3
Common Stocks:
Hotels, Restaurants & Leisure	$1,666,505	$1,666,505	$—	$—
Short-Term Investment:
Time Deposit	1,835	—	1,835	—
Total Investments, at value	$1,668,340	$1,666,505	$1,835	$—

For the period ended December 31, 2016, the Funds did not have any transfers between Level 1, Level 2 and Level 3 securities.

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Funds. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

As of and during the period ended December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.

The Funds follow ASC 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

21

Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2016 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions

Dividends are paid on a quarterly basis. Dividends and distributions are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require such reclassification.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Other

The Funds follow industry practice and record security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

22	Semi-Annual Report December 31, 2016

3) INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

USCF Advisers LLC (the “Adviser”) is the investment adviser to the Funds and as such has overall responsibility for the general management and administration of the Trust. Pursuant to the Investment Advisory Agreement between the Adviser and the Trust, the Adviser provides an investment program for the Funds and manages the investment of the Funds’ assets.

The Adviser has arranged for custody, distribution, fund administration, transfer agency and all other non-distribution related services necessary for the Funds to operate. The Adviser bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Adviser. The Adviser may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of the Funds’ shares. As compensation for its services and its assumption of certain expenses, the Funds pay the Adviser a management fee, which is calculated daily and paid monthly, equal to 0.55% and 0.65%, of the average daily net assets of the Stock Split Index Fund and the USCF Restaurant Leaders Fund, respectively. For the period ended December 31, 2016, the Adviser earned $10,612 and $1,616 from the Stock Split Index Fund and the USCF Restaurant Leaders Fund, respectively.

The Adviser has entered into Expense Limitation Agreements with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, expenses related to short sales, other expenses that are capitalized in accordance with GAAP, dividend, interest and brokerage expenses paid, acquired fund fees and expenses, if any, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.55% and 0.65% of the average daily net assets for the Stock Split Index Fund and the USCF Restaurant Leaders Fund, respectively. The Expense Limitation Agreements for the Stock Split Index Fund and the USCF Restaurant Leaders Fund will remain in effect until at least December 1, 2017 and October 31, 2017, respectively (unless terminated earlier by the Board of Trustees). After such dates, the Adviser may terminate the Expense Limitation Agreements at any time upon not less than 90 days’ notice to the Funds. The terms of the Expense Limitation Agreements may be revised upon renewal, if renewed. The Adviser is permitted to recoup from the Funds previously waived fees or reimbursed expenses for three years from the date on which fees were waived or expenses reimbursed, as long as such recoupment does not cause such Funds’ operating expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed.

23

As of December 31, 2016, the amount of expenses eligible for recoupment by the Adviser is as follows:

Fund	Accrued in Fiscal Year:	Amount Eligible:	Amount Recouped:	Amount Expires:
Stock Split Index Fund*	9/15/2014 – 6/30/2015	$97,322	$—	2018
	7/1/2015 – 6/30/2016	$268,956	$—	2019
	7/1/2016 – 12/31/2016	$122,674	$—	2019
USCF Restaurant Leaders Fund*	11/8/2016 – 12/31/2016	$36,201	$—	2019

 * Inception date, September 15, 2014 and November 8, 2016 for Stock Split Index Fund and USCF Restaurant Leaders Fund, respectively.

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company (“BBH”) serves as the administrator, custodian and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BBH performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain reports filed with the U.S. Securities and Exchange Commission (“SEC”) on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BBH maintains in separate accounts: cash, securities and other assets of the Funds; keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Trust for the Funds. As compensation for the foregoing services, BBH receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are charged to the Funds.

Buying and Selling Fund Shares

Shares are issued and redeemed by the Funds only in large blocks of shares (“Creation Baskets” and “Redemption Baskets”, respectively). Currently, Creation Baskets and Redemption Baskets generally consist of blocks of 50,000 shares or multiples thereof at net asset value. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Funds on the transaction date. Only entities who have entered into an authorized participant agreement (an “Authorized Participant”) with the Trust’s distributor will be permitted to purchase and redeem shares directly from the Trust. An Authorized Participant who wishes to purchase a Creation Basket or redeem a Redemption Basket at net asset value is subject to a standard transaction fee of $350 on the date of such creation or redemption, regardless of the number of Creation Baskets or Redemption Baskets created or redeemed on that day.

24	Semi-Annual Report December 31, 2016

Distributor

ALPS Distributors, Inc. (the “Distributor”) is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Basket aggregations. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Licensing Agreement

The index providers for the Stock Split Index Fund and the USCF Restaurant Leaders Fund are Neil Macneale, Inc. and Access ETF Solutions LLC (the “Index Providers”), respectively. The Index Providers are not affiliated with the Funds, the Trust, the Adviser or the Distributor. The Adviser has entered into license agreements with the Index Providers to use the Indices. Fees under the licensing agreement are charged to the Adviser.

4) INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the period ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

Fund	Purchases	Sales
Stock Split Index Fund	$1,239,813	$1,398,234
USCF Restaurant Leaders Fund*	222,588	224,249

* Inception date, November 8, 2016.

5) DISTRIBUTIONS AND TAXES

It is the policy of the Funds to qualify as regulated investment companies by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of their earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and capital gain distributions are determined in accordance with tax regulations, which may differ from GAAP.

25

6) BENEFICIAL OWNERSHIP

Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.

Shareholders holding more than 5% of the Funds’ outstanding shares as of December 31, 2016 constituted 81.62% and 84.23% of the Stock Split Index Fund and USCF Restaurant Leaders Fund, respectively. As of December 31, 2016, there was no beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Funds which would create a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act.

7) TRUSTEE FEES

The Trust compensates each Trustee who is not an employee of the Adviser. Total Trustees’ fees are allocated to the Funds. Prior to the Funds’ commencement of operations, no payments were made to the Trustees during the organization of the Funds. Such payments were made as part of the organization and offering costs of the Funds, which were borne by the Adviser.

8) CASH MANAGEMENT TRANSACTIONS

The Funds subscribe to BBH Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either BBH Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Funds to earn interest on cash balances.

Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the BBH CMS are accounted for on a cost basis, which approximates market value.

9) SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

26	Semi-Annual Report December 31, 2016

10) QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge, upon request, by contacting the Funds at 1.800.920.0259 and on the SEC’s website at www.sec.gov. You may also receive a copy of Form N-Q, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

272

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Stock Split Index Fund

At an in-person meeting of the Board of Trustees (the “Board”) of USCF ETF Trust (the “Trust”) held on December 9, 2016 (the “December 9 Meeting”), the Board, including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) (as the term “interested person” is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended), considered the renewal of the investment advisory agreement (the “TOFR Advisory Agreement”) between the Trust, on behalf of the Stock Split Index Fund (“TOFR”), and USCF Advisers LLC (the “Adviser”). At the December 9 Meeting, the TOFR Advisory Agreement was renewed for a one-year term. In approving the continuation of the TOFR Advisory Agreement, the Board considered information provided by the Adviser at and prior to the December 9 Meeting, as well as at and prior to a special telephonic meeting on November 21, 2016 (the “November 21 Meeting”), which was convened specifically to discuss information related to the proposed renewal of the TOFR Advisory Agreement.

In connection with their review, the Trustees considered the factors listed below. The Board did not assign relative weights to the factors listed below or the other factors considered by it. Individual members of the Board may have given different weights to different factors.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services that have been and will be provided by the Adviser to TOFR under the TOFR Advisory Agreement. The Board considered the presentations and written information given to the Board in connection with the December 9 Meeting and November 21 Meeting, including the TOFR Advisory Agreement itself, the Adviser’s Form ADV, and all other information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s organizational structure; the Adviser’s investment management process; the experience and capability of the Adviser’s senior management and other key personnel, including TOFR’s portfolio managers; the Adviser’s overall financial strength; and the quality of the Adviser’s compliance program. In addition to investment management services, the Board also considered the nature, extent and quality of administrative, compliance and legal services that have been and will be provided by the Adviser to TOFR. The Board concluded that the nature, extent and quality of the services provided by the Adviser under the TOFR Advisory Agreement would likely benefit TOFR and TOFR’s shareholders.

Investment Performance. The Board considered TOFR’s performance, with respect to both net asset value and market value, for multiple time periods and since inception. The Board also compared TOFR’s performance to the performance of TOFR’s benchmark indices and similarly managed funds. The Board considered that TOFR had grown in size since the TOFR Advisory Agreement was last approved. The Board also took into account the effect of TOFR’s expense limitation agreement with the Adviser on TOFR’s performance. The Board concluded that based on TOFR’s investment performance and the

28	Semi-Annual Report December 31, 2016

Adviser’s capabilities, the Adviser had a reasonable expectation of delivering acceptable performance to TOFR shareholders.

Fees and Expenses. The Board reviewed the proposed management fee under the TOFR Advisory Agreement and TOFR’s operating expenses. The Board compared the management fee and TOFR’s operating expenses to funds with similar investment strategies. The Board noted that, under TOFR’s expense limitation agreement with the Adviser, the Adviser will continue to cap TOFR’s expenses at 0.55% of the fund’s average daily net assets until at least December 1, 2017. The Board considered how this agreement would affect the expenses borne by TOFR shareholders. The Board concluded that TOFR’s advisory fee was acceptable in light of the quality of the services TOFR expects to receive from the Adviser and the level of fees paid by similar funds.

Economies of Scale. The Board considered whether economies of scale exist with respect of the management of TOFR. It was the consensus of the Board that based on the size of TOFR, economies of scale were not a relevant consideration at this time.

Profitability. The Board considered the profits realized, and that may be realized, by the Adviser under the TOFR Advisory Agreement, and whether the amount of profit is a fair entrepreneurial profit for the management of TOFR. The Board noted that as result of TOFR’s expense limitation agreement with the Adviser, the Adviser did not realize a profit during the previous year. The Board also considered, on a going forward basis, TOFR’s operating expenses and the expected impact of the expense limitation agreement on the Adviser’s profits. The Board concluded that the Adviser’s expected level of profitability from its relationship with TOFR was not excessive.

Collateral Benefits. The Board considered whether the Adviser or its affiliates may receive other benefits as a result of the Adviser’s relationship with TOFR. The Board noted that the Adviser is not affiliated with any of TOFR’s or the Trust’s service providers, and therefore will not benefit from those contractual relationships. The Board also considered portfolio trading practices, noting that the Adviser is not affiliated with any broker-dealer that would execute portfolio transactions on behalf of TOFR and would not receive the benefit of research provided by any such broker-dealer. The Board noted that TOFR’s relationship with the Adviser likely helped TOFR enter into service agreements with terms more favorable than would have otherwise been available. As such, the Board concluded that the Adviser and its affiliates will not receive collateral benefits that will materially affect the reasonableness of the advisory fee under the TOFR Advisory Agreement.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the TOFR Advisory Agreement, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee is reasonable and, in light the matters that the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the renewal of the TOFR Advisory Agreement.

29

USCF Restaurant Leaders Fund

At an in-person meeting of the Board of the Trust held on October 13, 2016 (the “October 13 Meeting”), the Board, including the Independent Trustees, considered the approval of the investment advisory agreement (the “MENU Advisory Agreement”) between the Trust, on behalf of the USCF Restaurant Leaders Fund (“MENU”), and the Adviser. At the October 13 Meeting, the MENU Advisory Agreement was approved for an initial two-year term. In approving the MENU Advisory Agreement, the Board considered information provided by the Adviser at and prior to the October 13 Meeting.

In connection with their review, the Trustees considered the factors listed below. The Board did not assign relative weights to the factors listed below or the other factors considered by it. Individual members of the Board may have given different weights to different factors.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by the Adviser to MENU under the MENU Advisory Agreement. The Board considered the presentations and written information given to the Board in connection with the October 13 Meeting, including the MENU Advisory Agreement, the Adviser’s Form ADV, and all other information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s organizational structure; the Adviser’s investment management process; the experience and capability of the Adviser’s senior management and other key personnel, including MENU’s portfolio managers; the Adviser’s overall financial strength; and the quality of the Adviser’s compliance program. In addition to investment management services, the Board also considered the nature, extent and quality of administrative, compliance and legal services that would be provided by the Adviser to MENU. The Board also discussed the nature, extent and quality of services that the Adviser was currently providing to TOFR. The Board concluded that the nature, extent and quality of the services to be provided by the Adviser under the MENU Advisory Agreement would likely benefit MENU and MENU’s shareholders.

Investment Performance. The Board did not consider MENU’s investment performance, as the fund had no history of operations. The Board considered the back-tested performance of MENU’s benchmark index, as well as the manner in which the Adviser proposed to manage MENU. The Board also discussed the background and experience of MENU’s portfolio managers. Based on this information, the Board concluded the Adviser had a reasonable expectation of delivering acceptable performance to MENU’s shareholders.

Fees and Expenses. The Board reviewed the proposed management fee under the MENU Advisory Agreement and MENU’s estimated operating expenses. The Board compared the management fee and MENU’s estimated operating expenses to funds with similar investment strategies. The Board noted that, under MENU’s expense limitation agreement with the Adviser, the Adviser would cap MENU’s expenses at 0.65% of the fund’s average daily net assets (equal to the amount of the proposed management fee)

30	Semi-Annual Report December 31, 2016

until at least October 31, 2017. The Board considered how this agreement would affect the expenses borne by MENU shareholders. The Board concluded that MENU’s advisory fee was acceptable in light of the quality of the services MENU expects to receive from the Adviser and the level of fees paid by similar funds.

Economies of Scale. The Board considered whether economies of scale exist with respect of the management of MENU. It was the consensus of the Board that, given that the fund was new and the fund’s estimated size, economies of scale were not a relevant consideration at this time.

Profitability. The Board considered the profits that may be realized by the Adviser under the MENU Advisory Agreement, and whether the amount of profit is a fair entrepreneurial profit for the management of MENU. The Board noted the likely effect of MENU’s expense limitation agreement on the Adviser’s profits. The Board considered that the assets of MENU would have to grow fairly quickly for the Adviser to receive a profit under the initial term of the MENU Advisory Agreement, and that the Adviser did not expect to realize a profit during that time.

Collateral Benefits. The Board considered whether the Adviser or its affiliates may receive other benefits as a result of the Adviser’s relationship with MENU. The Board considered that the Adviser is not affiliated with any of MENU’s or the Trust’s service providers, and therefore will not benefit from those contractual relationships. The Board also considered portfolio trading practices, noting that the Adviser is not affiliated with any broker-dealer that would execute portfolio transactions on behalf of MENU and would not receive the benefit of research provided by any such broker-dealer. The Board noted that MENU’s relationship with the Adviser likely helped MENU enter into service agreements with terms more favorable than would have otherwise been available. As such, the Board concluded that the Adviser and its affiliates will not receive collateral benefits that will materially affect the reasonableness of the advisory fee under the MENU Advisory Agreement.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the MENU Advisory Agreement, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee is reasonable and, in light the matters that the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the MENU Advisory Agreement.

31

Investment Adviser

USCF Advisers LLC
1999 Harrison Street, Suite 1530
Oakland, California 94612

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company
50 Post Office Square
Boston, Massachusetts 02110-1548

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Independent Registered Public Accounting Firm

Spicer Jeffries LLP
5251 S. Quebec Street, Suite 200
Greenwood Village, Colorado 80111

Trustees

Nicholas D. Gerber
Stuart P. Crumbaugh
Andrew F Ngim
Jeremy Henderson
John D. Schwartz
H. Abram Wilson
Thomas Gard

Proxy Voting Information

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of the Funds is available without charge by contacting the Funds at 1.800.920.0259, on the Funds’ website at www.uscfinvestments.com and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted such proxies since inception to the period ended December 31, 2016 is also available without charge by calling the Funds and on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at www.uscfinvestments.com.

ALPS Distributors, Inc.

An investment in a Fund must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

www.uscfinvestments.com
1-800-920-0259

Funds distributed by ALPS Distributors, Inc.

ITEM 2. CODE OF ETHICS

Not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has material affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certification required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.

(a)(3) Not applicable.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as Exhibit 99.1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF ETF TRUST

By:	/s/ John P. Love
Name:	John P. Love
Title:	President
(Principal Executive Officer)

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love
Name:	John P. Love
Title:	President
(Principal Executive Officer)

Date: March 1, 2017

By:	/s/ Stuart P. Crumbaugh
Name:	Stuart P. Crumbaugh
Title:	Chief Financial Officer
(Principal Financial Officer)

Date: March 1, 2017